Summary of Investments in Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	¥ 283,612		¥ 286,267
Aggregate Fair Value	745,631		500,720
Available-for-sale securities, Gross Unrealized Gains	462,020		214,509
Available-for-sale securities, Gross Unrealized Losses	1		56
Held-to-maturity securities, Cost	108,481	[1]	49,663
Held-to-maturity securities, Aggregate Fair Value	108,557		49,741
Held-to-maturity securities, Gross Unrealized Gains	87		98
Held-to-maturity securities, Gross Unrealized Losses	11		20
Total Cost	392,093		335,930
Total	854,188		550,461
Total Gross Unrealized Gains	462,107		214,607
Total Gross Unrealized Losses	12		76
Corporate bonds
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost			7,549
Aggregate Fair Value			7,601
Available-for-sale securities, Gross Unrealized Gains			108
Available-for-sale securities, Gross Unrealized Losses			56
Held-to-maturity securities, Cost	108,475		48,658
Held-to-maturity securities, Aggregate Fair Value	108,551		48,736
Held-to-maturity securities, Gross Unrealized Gains	87		98
Held-to-maturity securities, Gross Unrealized Losses	11		20
Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	6		5
Held-to-maturity securities, Aggregate Fair Value	6		5
Other debt securities
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost			1,000
Held-to-maturity securities, Aggregate Fair Value			1,000
Held-to-maturity securities, Gross Unrealized Gains			0
Marketable equity securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	273,595		274,818
Aggregate Fair Value	735,606		488,748
Available-for-sale securities, Gross Unrealized Gains	462,012		213,930
Available-for-sale securities, Gross Unrealized Losses	1		0
Investment trusts
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	10,017		3,900
Aggregate Fair Value	10,025		4,371
Available-for-sale securities, Gross Unrealized Gains	8		471
Equity Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	283,612		278,718
Aggregate Fair Value	745,631		493,119
Available-for-sale securities, Gross Unrealized Gains	462,020		214,401
Available-for-sale securities, Gross Unrealized Losses	1		0
Debt Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost			7,549
Aggregate Fair Value			7,601
Available-for-sale securities, Gross Unrealized Gains			108
Available-for-sale securities, Gross Unrealized Losses			¥ 56

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.